Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Canadian Statutoy Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	28.25%
Federal Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	16.50%
Provincial Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	11.75%